Label	Element	Value
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Mid-Cap Growth Portfolio
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with medium market capitalizations. The Fund invests primarily in the common stock of domestic, mid-capitalization (“mid-cap”) companies that the sub-adviser believes offer superior growth prospects.

The sub-adviser generally considers a company to be a mid-cap company if the company has a market capitalization within the range of companies included in the Russell Midcap Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe. As of December 31, 2024, the market capitalization range for the Russell Midcap Growth Index was approximately $1.7 billion to $168.4 billion. As of December 31, 2024, the weighted average market capitalization of the Fund was approximately $22.1 billion.

The sub-adviser selects most investments from companies included in the Russell Midcap Growth Index.

The sub-adviser implements the Fund’s strategy using a proprietary quantitative model that is designed to construct a portfolio driven by fundamental and technical stock selection variables, including relative value, profit trends, capital structure and price history. The portfolio managers play a role in building, utilizing, testing and modifying the financial algorithms and formulas used in the model.

The sub-adviser then reviews the proposed portfolio trades produced by the model in an effort to ensure that they are based on accurate and current information and, if necessary, makes adjustments to incorporate timely and accurate information prior to executing the trades.

The sub-adviser may sell securities for a variety of reasons, including: (i) identification of deteriorating stock selection factors; (ii) identification of replacement securities with higher perceived value; and (iii) compliance with the Fund’s investment goal, strategies, limitations and other parameters. For the avoidance of doubt, portfolio sell decisions are generally determined by the proprietary quantitative model, but such decisions can be made pursuant to input from the portfolio management team.

Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	Federated MDTA LLC began managing the Fund on May 1, 2025.
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Quantitative Modeling Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Quantitative Modeling Risk: In managing the Fund, the sub-adviser employs quantitative models as an investment management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies). When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon exposes the Fund to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. There is no guarantee that the sub-adviser’s use of quantitative models will result in effective investment decisions.
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.70%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.93%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.88%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	291
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	510
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,138
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	291
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	510
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,138
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.70%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.73%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.68%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	902
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	228
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	401
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 902

[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.